Summary of Significant Accounting Policies - Summary of Risk of Concentration of Credit, Significant Customers (Details) - Customer Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Total Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%	11.00%
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	16.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%